Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses [Abstract]
Accrued expenses
	December 31, 2013	December 31, 2012
Accrued voyage expenses	$ 499	$ 2,811
Accrued loan interest	9,046	9,184
Accrued legal and professional fees	2,440	956
Total accrued expenses	$ 11,985	$ 12,951